Other assets and Accrued expenses and other liabilities - Other Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Assets and Other Liabilities [Line Items]
Total other assets	$ 33,543	$ 47,362	$ 35,425
Asset Management
Other Assets and Other Liabilities [Line Items]
Management fee receivable - related parties	1,533	2,113	2,270
Incentive fee receivable - related parties	430	544	328
Deferred tax assets	0	2,296	1,353
Prepaid income taxes	694	476	1,195
Accrued interest and dividends receivable	2,745	1,909	819
Goodwill	1,000	1,000	1,000	$ 0
Operating lease right of use asset	446	560	375
Deferred offering costs	408	0	116
Prepaid insurance	723	222	378
Other		59	229
Receivable for investments sold	744	0
Total other assets	9,060	9,179	8,063
Asset Management | Related Party
Other Assets and Other Liabilities [Line Items]
Other	262	0
Asset Management | Nonrelated Party
Other Assets and Other Liabilities [Line Items]
Other	75	59
Insurance Solutions
Other Assets and Other Liabilities [Line Items]
Goodwill	55,697	55,697	55,697	$ 55,697
Other	2,358	2,459	2,216
Accrued investment income	18,830	17,532	17,328
Receivable for investments sold	2,699	17,045	6,511
Guaranty funds on deposit	67	99	113
Total other assets	24,483	38,183	27,362
Insurance Solutions | Consolidated Entity, Excluding Consolidated VIE
Other Assets and Other Liabilities [Line Items]
Total other assets	23,954	37,135	26,168
Insurance Solutions | Variable Interest Entity, Primary Beneficiary
Other Assets and Other Liabilities [Line Items]
Total other assets	$ 529	$ 1,048	$ 1,194